Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

14. OTHER LONG-TERM LIABILITIES

As discussed in Note 4, the Company acquired Landshire and Better Bakery during Fiscal 2015. A component of the purchase price for Landshire related to contingent consideration for earn out payments based on achieving minimum annual volume targets. At December 31, 2016 and January 2, 2016, respectively, the fair value of the liability for the earn out payments was $9,875 and $19,628 respectively, of which $6,621 and $9,956, respectively, were included in other accrued liabilities; the remainder of these amounts were included in other long-term liabilities as the contract will be settled by March 15, 2018.

As part of the acquisition of Better Bakery, the Company assumed an onerous broker contract. At December 31, 2016 and January 2, 2016, the liability for this contract was $4,198 and $6,821, respectively. The entire balance at December 31, 2016 was included in other accrued liabilities as the contract expires in Fiscal 2017. At January 2, 2016, the entire amount was included in other long-term liabilities. During Fiscal 2016, payments made with respect to the earn out agreement and the onerous broker contract were $10,000 and $1,674, respectively.